Transactions with Related Parties - Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Income / (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Charter hire commissions	$ 6,611	$ 4,725	$ 10,030
Ship-management fees	631	577	611
Administration fees	2,574	1,773	93
Maritime [Member]
Related Party Transaction [Line Items]
Charter hire commissions	316	321	236
Ship-management fees	631	577	611
Administration fees	1,600	1,245
Related party transaction expenses	$ 2,547	$ 2,143	$ 847